Financial result (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Financial result
Net Unrealized currency exchange gain/loss (-)	€ (20,544,000)	€ 41,559,000	€ 56,966,000
Net realized currency exchange gain/loss (-)	(1,118,000)	2,825,000	(308,000)
Fair value re-measurement of warrants	18,000	186,000	2,960,000
Fair value loss on financial assets held at fair value through profit or loss	(390,000)		(4,919,000)
Fair value gain on current financial investments	38,286,000	6,929,000	6,763,000
Fair value adjustments and net currency exchange differences	16,252,000	51,498,000	61,462,000
Other financial income:
Interest on bank deposit	79,290,000	18,094,000	2,865,000
Discounting effect of non-current R&D incentives receivables	617,000	93,000	93,000
Discounting effect of other non-current liabilities.	318,000
Other finance income	24,000	376,000	99,000
Total other financial income	80,249,000	18,563,000	3,057,000
Other financial expenses:
Interest expenses	(1,770,000)	(6,884,000)	(11,592,000)
Discounting effect of non-current deferred income	645,000	(7,672,000)	(9,289,000)
Discounting effect of other non-current liabilities	318,000	(2,271,000)
Other finance charges	(843,000)	(699,000)	(761,000)
Total other financial expense	(2,613,000)	(9,854,000)	(12,353,000)
Total net other financial income	93,888,000	60,206,000	52,166,000
Cash and cash equivalents and current financial investments [member] | At amortized cost [member]
Financial result
Net Unrealized currency exchange gain/loss (-)	€ (20,400,000)	€ 41,300,000	€ 56,600,000